Pension and Post-Retirement and Post-Employment Benefits - Components of Regulatory Assets Expected to be Amortized as Components of Net Periodic Benefit Costs (Detail) - Regulatory Assets [Member] - CAD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits [Member]
Schedule Of Components Of Regulatory Assets Expected To Be Amortized As Components Of Net Periodic Benefit Cost [Line Items]
Actuarial loss	$ 84	$ 79
Post-Retirement and Post-Employment Benefits [Member]
Schedule Of Components Of Regulatory Assets Expected To Be Amortized As Components Of Net Periodic Benefit Cost [Line Items]
Actuarial loss	$ 2	$ 6